Tax expense - tax expense summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax expense	€ 435	€ 592	€ 832
Deferred tax expense	872	520	1,776
Tax expense/(benefit) relating to prior periods	14	(334)	(20)
Total Tax expense	€ 1,321	€ 778	€ 2,588